OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2023
OPERATING LEASES
Schedule of Supplemental cash flow information related to operating leases

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash payments for amounts included in measurement of liabilities	49,864	36,890	22,259
New operating lease assets obtained in exchange for operating lease liabilities	18,744	5,836	29,371
ROU modification due to early surrender	(3,154)	(11,873)	(29,645)
Lease liabilities modification due to early surrender	2,778	12,705	34,234

Schedule of future lease payments under operating leases

	As of December 31,
	2022	2023
	RMB	RMB
Within one year	25,836	15,030
Within a period of more than one year but not more than two years	16,878	419
Total future lease payments	42,714	15,449
Less: imputed interest	(1,680)	(316)
Total lease liabilities balance	41,034	15,133
Less: Current operating lease liabilities	24,460	14,719
Long-term operating lease liabilities	16,574	414